UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1	– Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Freight & Logistics — 2.0%
United Parcel Service, Inc. - Class B	1,097,900	$62,459,531

Airlines — 2.7%
Delta Air Lines, Inc.(a)(b)	5,263,100	61,841,425
UAL Corp.(a)(b)	1,094,700	22,507,032

		84,348,457

Beverages — 2.4%
The Coca-Cola Co.	1,471,454	73,749,275

Biotechnology — 1.0%
Amgen, Inc.(a)	606,800	31,917,680

Building Products — 0.4%
Masco Corp.	1,148,600	12,358,936

Chemicals — 0.8%
Ecolab, Inc.(b)	575,300	25,836,723

Commercial Banks — 1.4%
Wells Fargo & Co.	1,703,200	43,601,920

Communications Equipment — 3.1%
Cisco Systems, Inc.(a)	2,758,811	58,790,262
F5 Networks, Inc.(a)	541,000	37,096,370

		95,886,632

Computers & Peripherals — 11.9%
Apple, Inc.(a)	794,258	199,779,715
Hewlett-Packard Co.	1,969,600	85,244,288
NetApp, Inc.(a)	1,660,000	61,934,600
Seagate Technology(a)	1,775,160	23,148,086

		370,106,689

Consumer Finance — 0.5%
American Express Co.	401,600	15,943,520

Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	745,051	27,276,317
Moody’s Corp.(b)	2,167,600	43,178,592

		70,454,909

Energy Equipment & Services — 1.5%
Schlumberger Ltd.(b)	814,517	45,075,371

Food & Staples Retailing — 3.1%
Wal-Mart Stores, Inc.	1,331,686	64,014,146
Whole Foods Market, Inc.(a)(b)	917,600	33,051,952

		97,066,098

Health Care Equipment & Supplies — 1.5%
Zimmer Holdings, Inc.(a)	866,500	46,834,325

Health Care Providers & Services — 3.5%
Express Scripts, Inc.(a)	1,425,900	67,045,818
Lincare Holdings, Inc.(a)	1,255,700	40,822,807

		107,868,625

Health Care Technology — 1.3%
Cerner Corp.(a)(b)	520,700	39,515,923

Hotels, Restaurants & Leisure — 5.0%
Ctrip.com International Ltd. - ADR(a)	671,200	25,210,272
Darden Restaurants, Inc.	621,800	24,156,930
Las Vegas Sands Corp.(a)(b)	1,901,700	42,103,638
Starbucks Corp.	1,596,780	38,801,754
Starwood Hotels & Resorts Worldwide, Inc.	640,690	26,543,787

		156,816,381

Household Durables — 0.7%
Whirlpool Corp.	251,900	22,121,858

Household Products — 2.6%
The Procter & Gamble Co.	1,354,786	81,260,064

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(a)	689,440	75,328,214
NetFlix, Inc.(a)	263,600	28,640,140

		103,968,354

Internet Software & Services — 3.6%
Baidu, Inc. - ADR(a)	616,300	41,957,704
Google, Inc. - Class A(a)	153,554	68,323,852

		110,281,556

IT Services — 0.7%
Cognizant Technology Solutions Corp. - Class A(a)	455,300	22,792,318

Life Sciences Tools & Services — 3.8%
Covance, Inc.(a)(b)	1,068,800	54,850,816
Illumina, Inc.(a)(b)	713,000	31,036,890
Life Technologies Corp.(a)	673,400	31,818,150

		117,705,856

Machinery — 8.4%
Cummins, Inc.	761,000	49,563,930
Danaher Corp.	2,257,544	83,800,033
Joy Global, Inc.	1,220,700	61,144,863
PACCAR, Inc.	1,639,200	65,354,904

		259,863,730

Media — 2.0%
CBS Corp. - Class B(b)	2,834,920	36,655,516
Comcast Corp. - Class A	1,491,900	25,914,303

		62,569,819

Metals & Mining — 1.6%
Agnico-Eagle Mines Ltd.(b)	232,300	14,119,194
Freeport-McMoRan Copper & Gold, Inc.	273,037	16,144,678
United States Steel Corp.(b)	530,800	20,462,340

		50,726,212

Portfolio Abbreviation

ADR   American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2010	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multiline Retail — 1.8%
Kohl’s Corp.(a)	1,158,968	$55,050,980

Oil, Gas & Consumable Fuels — 3.0%
EOG Resources, Inc.	670,400	65,947,248
Massey Energy Co.	945,200	25,851,220

		91,798,468

Personal Products — 1.2%
Avon Products, Inc.	1,441,000	38,186,500

Pharmaceuticals — 3.2%
Abbott Laboratories	1,445,500	67,620,490
Teva Pharmaceutical Industries Ltd. - ADR	612,200	31,828,278

		99,448,768

Professional Services — 0.9%
Manpower, Inc.	657,100	28,373,578

Semiconductors & Semiconductor Equipment — 5.7%
Altera Corp.	1,220,500	30,280,605
Broadcom Corp. - Class A	1,081,367	35,652,670
Cree, Inc.(a)(b)	344,200	20,662,326
Intel Corp.	850,400	16,540,280
Lam Research Corp.(a)	910,017	34,635,247
Micron Technology, Inc.(a)(b)	4,560,630	38,719,749

		176,490,877

Software — 9.8%
Check Point Software Technologies(a)(b)	1,514,315	44,642,006
Microsoft Corp.	6,251,242	143,841,079
Oracle Corp.	1,392,600	29,885,196
Salesforce.com, Inc.(a)(b)	772,309	66,279,558
VMware, Inc. - Class A(a)	332,300	20,798,657

		305,446,496

Specialty Retail — 2.0%
CarMax, Inc.(a)(b)	1,077,100	21,434,290
The Home Depot, Inc.	1,417,800	39,797,646

		61,231,936

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.(a)	641,800	20,871,336

Total Long-Term Investments (Cost — $2,850,801,439) — 99.4%		3,088,029,701

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.16%(c)(d)	22,469,323	22,469,323
BlackRock Liquidity Series, LLC Money Market Series,
0.27%(c)(d)(e)	284,760,998	284,760,998

Total Short-Term Securities (Cost — $307,230,321) — 9.9%		307,230,321

Total Investments (Cost — $3,158,031,760*) — 109.3%		3,395,260,022
Liabilities in Excess of Other Assets — (9.3)%		(289,112,989)

Net Assets — 100.0%		$3,106,147,033

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,164,302,576

Gross unrealized appreciation	$396,353,763
Gross unrealized depreciation	(165,396,317)

Net unrealized appreciation	$230,957,446

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2009	Net Activity	Shares/ Beneficial Interest held at June 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,129,215	14,340,108	22,469,323	$19	$7,282
BlackRock Liquidity Series, LLC Money Market Series	17,936,500	266,824,498	284,760,998	—	$44,830

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2010

Schedule of Investments (concluded)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$3,088,029,701	—	—	$3,088,029,701
Short-Term Securities	22,469,323	$284,760,998	—	307,230,321

Total	$3,110,499,024	$284,760,998	—	$3,395,260,022

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2010	3

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Capital Appreciation Fund, Inc.

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 25, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Capital Appreciation Fund, Inc.

Date: August 25, 2010